Earnings (Loss) per Share Earnings (Loss) per Share (Warrants) (Details)	Dec. 31, 2012	Dec. 31, 2011	Jun. 26, 2009	Dec. 31, 2011 Capital Purchase Program [Member]	Dec. 31, 2010 Capital Purchase Program [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrant	9.599	9.699	9.79	9.699	9.790